Commitments and Contingencies - Letters of Credit (Details) - Standby Letters of Credit - Line of Credit $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Line of Credit Facility [Line Items]
Commitment	$ 480.0
In Use	189.6
Letters of credit outstanding, amount	$ 174.9
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	3 years
Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 135.0
In Use	61.0
Letters of credit outstanding, amount	56.5
Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	30.6
Letters of credit outstanding, amount	32.4
Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	135.0
In Use	41.7
Letters of credit outstanding, amount	34.7
Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	140.0
In Use	56.3
Letters of credit outstanding, amount	51.3
Unsecured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0
In Use	8.8
Unsecured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0
In Use	11.8
Unsecured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	40.0
In Use	8.8
Secured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0
In Use	52.2
Secured | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	30.6
Secured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0
In Use	29.9
Secured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	100.0
In Use	47.5
Uncommitted Tranche | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	65.0
Uncommitted Tranche | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	200.0
Ancillary own funds | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	65.0
Ancillary own funds | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	$ 60.0